Description of Business and Summary of Significant Accounting Policies (Details) (USD $)	7 Months Ended	10 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2013	Dec. 31, 2012
Impairment [Abstract]
Proved reserves		$ 0	$ 0
Discount rate to calculate present value of future net revenues		10.00%
Property, Plant and Equipment [Line Items]
Depreciation amortization		3,414	34,886
Impairment of long-lived assets [Abstract]
Impairment of oil and gas long-lived assets		0	0
Revenue Recognition [Abstract]
Consulting and Other Income		856,121	3,288,980
Consulting and other income - Hydrocarb Energy Corporation		531,625	3,192,677
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities, Total Realized Loss		0	0
Earnings per share [Abstract]
Potential dilutive securities (in shares)		0	0
Accumulated Other Comprehensive Income (Loss), net of tax [Abstract]
Accumulated other comprehensive loss at December 31, 2012	350,750	350,750
Reclassification into earnings	(350,750)	425,146	(350,750)
Unrealized loss on available for sale securities	(74,396)	(74,396)	350,750
Accumulated other comprehensive loss at July 31, 2013	(74,396)	(74,396)	350,750
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities		3,515,171	1,173,000
Totals		3,515,171	1,173,000
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities		0	0
Totals		0	0
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities		0	0
Totals		$ 0	$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life of property and equipment		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life of property and equipment		5 years
Hydrocarb Texas Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)		100.00%
Otaiba Hydrocarb LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)		95.00%